Acquisitions Narrative (Details) (USD $)	12 Months Ended				3 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended				1 Months Ended	3 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 United States state	Dec. 31, 2013 JoLin	Dec. 14, 2013 JoLin store	Sep. 30, 2013 Baja store	Jun. 30, 2013 Valu plus Pawn store	Dec. 31, 2013 Other store	Dec. 31, 2012 Other store acquisition	Dec. 31, 2013 Other United States state	Dec. 31, 2012 Other United States state	Sep. 30, 2012 LTS Incorporated	Jun. 30, 2012 LTS Incorporated	Sep. 14, 2012 LTS Incorporated store	Sep. 14, 2012 LTS Incorporated Business Acquisition Notes Payable	Dec. 31, 2012 Mister Money	Dec. 31, 2012 Mister Money	Jun. 30, 2012 Mister Money	Jun. 15, 2012 Mister Money store	Mar. 31, 2012 BBR Unlimited, LLC	Dec. 31, 2013 BBR Unlimited, LLC	Jan. 10, 2012 BBR Unlimited, LLC store	Dec. 31, 2013 BBR Unlimited, LLC Business Acquisition Notes Payable	Jan. 10, 2012 BBR Unlimited, LLC Business Acquisition Notes Payable
Business Acquisition [Line Items]
Number of stores acquired						12	8	19	3	6					16					24			29
Purchase price						$ 30,072,000	$ 12,350,000	$ 69,967,000	$ 2,903,000	$ 16,095,000					$ 45,924,000					$ 25,615,000			$ 46,863,000
Cash paid					29,072,000			68,967,000	2,895,000	15,736,000			37,424,000				300,000	25,315,000			41,963,000
Notes payable issued to sellers															8,500,000							1,821,000	4,900,000
Goodwill	251,241,000	166,386,000	69,652,000			20,483,000	9,955,000	52,334,000	1,769,000	5,620,000					34,431,000					15,694,000			39,386,000
Acquired Intangible Assets, Useful life, Tax Basis					15 years			15 years						15 years					15 years
Number of states in which entity operates				12							3	3
Revenue of acquiree since acquisition date	26,046,000
Transaction costs	2,350,000
Earnings or loss of acquiree since acquisition date	2,691,000
Business Acquisition, Accounts payable to sellers						$ 1,000,000		$ 1,000,000	$ 8,000	$ 359,000
Effective interest rate																4.00%								3.00%	3.00%
Number of stores acquired, asset purchase																				21
Number of stores acquired, equity purchase																				3
Number of acquisitions										5